Non-current assets - exploration and evaluation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-current assets - exploration and evaluation [Abstract]
Exploration assets	$ 198,282	$ 172,185
Reconciliations of written down [Abstract]
Opening balance	187,664
Additions - Rhyolite Ridge	10,546
Exploration expenditure - non core	109
Exploration expenditure - written off	(37)
Ending balance	$ 198,282